Deposits (Tables)	9 Months Ended
Sep. 30, 2012
Deposits [Abstract]
Deposits
Deposits consisted of the following:

	September 30, 2012			December 31, 2011
	Balance	Weighted average balance	Weighted average rate	Balance	Weighted average balance	Weighted average rate
	(Dollars in Thousands)
Non-interest-bearing transaction accounts	$140,831	$131,761	—%	$132,230	$112,899	—%
Interest-bearing transaction accounts	38,099	34,263	0.30	23,004	25,389	0.28
Money market accounts	409,823	384,488	0.81	364,082	300,652	0.99
Certificates of deposit	81,777	84,907	1.20	85,331	80,323	1.38
Brokered certificates of deposit	390,728	409,393	2.28	446,665	486,594	2.66
Total deposits	$1,061,258	$1,044,812	1.29	$1,051,312	$1,005,857	1.70